Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current
Deferred					(146,496)
Current
Deferred
Total					(146,496)
Change in valuation allowance					146,496
Income tax provision (benefit)	$ 13,526			$ 13,526